Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) segment	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating segments
Number of segments | segment	3
Income statement and other significant data
Net interest income	$ 66,156	$ 61,997	$ 55,844
Dividend income	235	210	150
Net fee and commission income (expense)	16,424	15,722	14,813
Gains/(losses) on financial assets and liabilities and exchange differences (net)	2,854	1,484	3,464
Other operating income (expenses)	(3,592)	(3,645)	(2,945)
TOTAL INCOME	82,077	75,768	71,326
Administrative expenses	(29,258)	(28,649)	(25,437)
Depreciation and amortization	(5,222)	(2,973)	(2,533)
Impairment losses on financial assets (net)	(19,220)	(18,810)	(18,820)
Impairment losses on other assets (net)	(370)	(5)
Provisions (net)	(775)	(562)	(437)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	16	7	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	42	38	69
OPERATING PROFIT BEFORE TAX	27,290	24,814	24,174
Tax income	(6,909)	(5,458)	(5,496)
PROFIT FOR THE YEAR	20,381	19,356	18,678
Profit attributable to the Parent	20,381	19,353	18,678
Profit for the year attributable to non-controlling interests		3
Total assets	1,467,548	1,408,724	1,329,191
Total liabilities	1,332,750	1,285,437	1,213,781
Retail Banking
Income statement and other significant data
Net interest income	59,008	54,005	47,969
Net fee and commission income (expense)	15,014	14,181	13,047
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,155	1,086	786
Other operating income (expenses)	(2,389)	(2,561)	(2,136)
TOTAL INCOME	72,788	66,711	59,666
Administrative expenses	(25,064)	(24,574)	(22,377)
Depreciation and amortization	(4,827)	(2,769)	(2,317)
Impairment losses on financial assets (net)	(18,986)	(17,813)	(17,763)
Impairment losses on other assets (net)	(370)
Provisions (net)	(165)	178	(98)
OPERATING PROFIT BEFORE TAX	23,376	21,733	17,111
Total assets	628,380	599,270	551,250
Total liabilities	618,477	567,829	521,787
Global Corporate Banking
Income statement and other significant data
Net interest income	6,638
Dividend income	44
Net fee and commission income (expense)	1,596
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,417
Other operating income (expenses)	(690)
TOTAL INCOME	9,005
Administrative expenses	(3,604)
Depreciation and amortization	(381)
Impairment losses on financial assets (net)	(234)
Provisions (net)	(1)
OPERATING PROFIT BEFORE TAX	4,785
Total assets	529,901
Total liabilities	509,204
Corporate and Investment Banking
Income statement and other significant data
Net interest income		6,121	5,295
Dividend income		34	5
Net fee and commission income (expense)		1,700	1,758
Gains/(losses) on financial assets and liabilities and exchange differences (net)		689	2,532
Other operating income (expenses)		(672)	(505)
TOTAL INCOME		7,872	9,085
Administrative expenses		(3,530)	(2,759)
Depreciation and amortization		(200)	(204)
Impairment losses on financial assets (net)		(997)	(1,057)
Provisions (net)		10	20
OPERATING PROFIT BEFORE TAX		3,155	5,085
Total assets		547,006	531,295
Total liabilities		486,372	521,284
Corporate Activities
Income statement and other significant data
Net interest income	510	1,871	2,580
Dividend income	191	176	145
Net fee and commission income (expense)	(186)	(159)	8
Gains/(losses) on financial assets and liabilities and exchange differences (net)	282	(291)	146
Other operating income (expenses)	(513)	(412)	(304)
TOTAL INCOME	284	1,185	2,575
Administrative expenses	(590)	(545)	(301)
Depreciation and amortization	(14)	(4)	(12)
Impairment losses on other assets (net)		(5)
Provisions (net)	(609)	(750)	(359)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	16	7	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	42	38	69
OPERATING PROFIT BEFORE TAX	(871)	(74)	1,978
Total assets	309,267	262,448	246,646
Total liabilities	$ 205,069	$ 231,236	$ 170,710